Segment Disclosure - Summary of Revenue Information Relating to Geographic Locations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule Of Geographical Segments [Line Items]
Sales Revenue	$ 589,370	$ 745,800	$ 790,055
United States [Member]
Schedule Of Geographical Segments [Line Items]
Sales Revenue	329,427	432,659	497,726
Canada [Member]
Schedule Of Geographical Segments [Line Items]
Sales Revenue	43,636	54,237	60,669
Europe Middle East And Africa [Member]
Schedule Of Geographical Segments [Line Items]
Sales Revenue	166,232	183,920	175,472
Rest Of World [Member]
Schedule Of Geographical Segments [Line Items]
Sales Revenue	$ 50,075	$ 74,984	$ 56,188